OTHER RECEIVABLES, NET - Summary of Movement of allowance for doubtful accounts (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Receivables [Line Items]
Charge to (reversal of) expense	$ 8,988	¥ 62,625	¥ 330,280
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	209,777	1,461,724	¥ 901,930	¥ 901,930
Charge to (reversal of) expense	(8,988)	(62,625)		259,766
Add: reversal of bad debt allowance				300,028
Ending balance	$ 200,789	¥ 1,399,099		¥ 1,461,724